SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE NOTES) (Details Narrative) - USD ($)				10 Months Ended
	May 01, 2024	Mar. 21, 2024	Nov. 18, 2023	Dec. 31, 2023	Sep. 30, 2025		Dec. 31, 2024		Feb. 23, 2024	Nov. 20, 2023	Sep. 30, 2023	Jun. 06, 2023
Cash received additionally from single investor					$ 1,585,004		$ 912,574
Cash received from single investor				$ 218,556 [1]	45,908	[2]	1,496,422	[1]
Preferred Stock, Value, Issued
Fair value of SAFE notes				$ 5,212,200	$ 4,700		$ 532,700
SAFE Note [Member]
Conversion of stock, shares converted	63,692			63,692
Fair value of SAFE notes				$ 5,212,200
SAFE Note [Member] | Financing Commitment and Equity Line of Credit Agreement [Member] | American Investor Group Direct LLC [Member]
Stock option, down round feature, increase (decrease) in equity, amount		$ 15,000,000
SAFE Note [Member] | Preferred Stock [Member]
Original and new issuance discount rate percentage			20.00%
SAFE Note [Member] | Call Option [Member]
Preferred Stock, Value, Issued										$ 25,000,000
SAFE Note [Member] | Nonrelated Party [Member]
Cash received additionally from single investor										2,000,000		$ 2,000,000
Deposit received											$ 1,000,000
Cash received from single investor										$ 3,000,000
Third SAFE Note [Member] | Investor [Member]
Cash received additionally from single investor									$ 200,000
SAFE Note One [Member]
Conversion of stock, shares converted	63,691			63,691

[1]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[2]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.